Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,704	$ 1,684
Total managed servicing portfolio	$ 2,185	$ 2,179
Ratio of MSRs to related loans serviced for others	0.88%	0.85%
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,209	$ 1,205
Owned loans serviced	342	347
Subserviced for others	3	8
Total managed servicing portfolio	1,554	1,560
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	495	479
Owned loans serviced	127	132
Subserviced for others	9	8
Total managed servicing portfolio	$ 631	$ 619